Investment Strategy - SIT MID CAP GROWTH FUND INC	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in growth companies of any capitalization size. For purposes of the 80% policy, the Adviser defines growth companies as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell Midcap® Growth Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
At the time of investment, the Adviser invests primarily in the equity securities of companies with market capitalization within the range of companies in the Russell Midcap® Growth Index, which ranged from approximately $404 million to $132 billion during the 12‑month period ended September 30, 2026.
Sit Investment Associates, Inc. (the “Adviser”) invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals and anticipated earnings.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the 80% policy, the Adviser defines growth companies as companies that have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell Midcap® Growth Index during the past 12 months.For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
Sit Investment Associates, Inc. (the “Adviser”) invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in growth companies of any capitalization size.